Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Executive Performance Stock Plan Targets (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Executive Performance Stock Plan Targets [line items]
Growth (Net sales growth)	kr 246.9	kr 228.0
Margin (Operating income growth)1)	24.8	16.8
Cash flow (Cash conversion)	kr 0	kr 0
Bottom of range [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Compound annual growth rate, Growth (Net sales growth)	2.00%	2.00%
Compound annual growth rate, Margin (Operating income growth)	5.00%	5.00%
Top of range [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Compound annual growth rate, Growth (Net sales growth)	6.00%	6.00%
Compound annual growth rate, Margin (Operating income growth)	15.00%	15.00%
Top of range [member] | Year 1 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Cash flow (Cash conversion)	70.00%	70.00%
Top of range [member] | Year 2 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Cash flow (Cash conversion)	70.00%	70.00%
Top of range [member] | Year 3 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Cash flow (Cash conversion)	70.00%	70.00%